Trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Trade payables	€ 11,645		€ 10,890
Down payments and advances from customers, joint venture partners in exploration and production			545
Trade and other payables	€ 16,747		16,748
Previously stated [member]
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Trade payables			10,890
Other payables			5,061
Trade and other payables		€ 15,305	16,748
Previously stated [member] | From Customers [Member]
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Down payments and advances from customers, joint venture partners in exploration and production			545
Previously stated [member] | Partners in E&P activities [Member]
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Down payments and advances from customers, joint venture partners in exploration and production			252
Increase (decrease) due to application of IFRS 15 [member]
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Other payables			(113)
Trade and other payables			(113)
Reclassification to other current liabilities IFRS 15 [Member]
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Other payables			(785)
Trade and other payables			(1,330)
Reclassification to other current liabilities IFRS 15 [Member] | From Customers [Member]
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Down payments and advances from customers, joint venture partners in exploration and production			€ (545)
Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Trade payables		10,890
Other payables		4,163
Trade and other payables		(1,443)
Increase (decrease) due to changes in accounting policy [member] | Partners in E&P activities [Member]
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Down payments and advances from customers, joint venture partners in exploration and production		€ 252